Document and Entity Information	0 Months Ended
Jan. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2014
Registrant Name	DREYFUS TREASURY PRIME CASH MANAGEMENT
Central Index Key	0000843781
Amendment Flag	false
Document Creation Date	May 27, 2014
Document Effective Date	Jun. 01, 2014
Prospectus Date	Jun. 01, 2014
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT | administrative shares
Risk/Return:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Risk/Return:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Administrative Shares
Risk/Return:
Trading Symbol	DAPXX
Administrative Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Administrative Shares
Risk/Return:
Trading Symbol	DTAXX
Administrative Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Administrative Shares
Risk/Return:
Trading Symbol	DARXX
Administrative Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT | DREYFUS TAX EXEMPT CASH MANAGEMENT - Administrative Shares
Risk/Return:
Trading Symbol	DEAXX
Administrative Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Administrative Shares
Risk/Return:
Trading Symbol	DAMXX
Administrative Shares Prospectus | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Administrative Shares
Risk/Return:
Trading Symbol	DAYXX
Administrative Shares Prospectus | Dreyfus New York AMT-Free Municipal Cash Management | Administrative Shares
Risk/Return:
Trading Symbol	DDVXX
Administrative Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Administrative Shares
Risk/Return:
Trading Symbol	DFAXX
Agency Shares Prospectus | DREYFUS CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DMCXX
Agency Shares Prospectus | Dreyfus Government Cash Management | Agency Shares
Risk/Return:
Trading Symbol	DGMXX
Agency Shares Prospectus | Dreyfus Government Prime Cash Management | Agency Shares
Risk/Return:
Trading Symbol	DRPXX
Agency Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DYAXX
Agency Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Agency Shares
Risk/Return:
Trading Symbol	DRAXX
Agengy Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DSAXX
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Risk/Return:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Institutional Shares
Risk/Return:
Trading Symbol	DIPXX
Institutional Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DTRXX
Institutional Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DIRXX
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Risk/Return:
Trading Symbol	DEIXX
Institutional Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Institutional Shares
Risk/Return:
Trading Symbol	DIMXX
Institutional Shares Prospectus | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DIYXX
Institutional Shares Prospectus | Dreyfus New York AMT-Free Municipal Cash Management | Institutional Shares
Risk/Return:
Trading Symbol	DYIXX
Institutional Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Institutional Shares
Risk/Return:
Trading Symbol	DIIXX
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Risk/Return:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Prime Cash Management | Dreyfus Goverment Prime Cash Management - Investor Shares
Risk/Return:
Trading Symbol	DVPXX
Investor Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DTVXX
Investor Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DVRXX
Investor Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT | DREYFUS TAX EXEMPT CASH MANAGEMENT - Investor Shares
Risk/Return:
Trading Symbol	DEVXX
Investor Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Investor Shares
Risk/Return:
Trading Symbol	DVMXX
Investor Shares Prospectus | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DVYXX
Investor Shares Prospectus | Dreyfus New York AMT-Free Municipal Cash Management | Investor Shares
Risk/Return:
Trading Symbol	DYVXX
Investor Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Investor Shares
Risk/Return:
Trading Symbol	DAIXX
Participant Shares Prospectus | DREYFUS CASH MANAGEMENT | participant shares
Risk/Return:
Trading Symbol	DPCXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Risk/Return:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Participant Shares
Risk/Return:
Trading Symbol	DGPXX
Participant Shares Prospectus | DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Participant Shares
Risk/Return:
Trading Symbol	DTPXX
Participant Shares Prospectus | DREYFUS TREASURY PRIME CASH MANAGEMENT | Participant Shares
Risk/Return:
Trading Symbol	DPRXX
Participant Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT | DREYFUS TAX EXEMPT CASH MANAGEMENT - Participant Shares
Risk/Return:
Trading Symbol	DEPXX
Participant Shares Prospectus | DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Participant Shares
Risk/Return:
Trading Symbol	DMPXX
Participant Shares Prospectus | DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT | Participant Shares
Risk/Return:
Trading Symbol	DPYXX
Participant Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Participant Shares
Risk/Return:
Trading Symbol	DFPXX